Fair Value Measurements Nonrecurring Measurements (Details) - USD ($) $ in Millions		3 Months Ended														9 Months Ended	12 Months Ended
		Dec. 31, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015 [3]	Dec. 31, 2014		Jun. 30, 2014 [3]	Sep. 30, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill								$ 1,098									$ 0		$ 1,098		$ 0
Impairment of certain assets																	873		209		52
Impairment of equity-method investments																	430		1,359		0
Delaware Basin Gas Gathering System [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments																	59		503
Appalachia Midstream Investments [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments																	294		562
Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill																			1,098
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill																$ 0
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Williams Partners [Member] | Minimum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Discount rate								10.00%
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Williams Partners [Member] | Maximum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Discount rate								13.00%
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | West [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill								$ 0
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Property, plant, and equipment, net [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of property, plant, and equipment				$ 18	[1]			13	[2]			$ 17	$ 32	[3]	$ 46				13	[2]	32	[3]
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Property, plant, and equipment, net [Member] | Other [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of property, plant, and equipment		$ 73						40	[4]								73		40	[4]
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Assets Held For Sale [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	[3]												1								1
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Investments [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of investment						$ 0		58											58
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of investment		$ 1,295	[5]			$ 1,294	[6]	$ 4,017	[7]	$ 1,203	[8]					$ 1,203 [8]	1,295	[5]	4,017	[7]
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Williams Partners [Member] | Minimum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Discount rate						13.00%	[6]	10.80%	[7]
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Williams Partners [Member] | Maximum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Discount rate						13.30%	[6]	14.40%	[7]
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Williams Partners [Member] | Delaware Basin Gas Gathering System [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Discount rate	[8]									11.80%
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Williams Partners [Member] | Appalachia Midstream Investments [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Discount rate		10.20%	[5]							8.80%	[8]
Canadian Operations [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Assets Held For Sale [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	[9]			924
Canadian Operations [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Assets Held For Sale [Member] | Other [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	[9]			206
Impairment Of Goodwill [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill								$ 1,098
Impairment Of Certain Assets [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets																	873		209		52
Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets	[10]																70		31		10
Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets																	803		178		$ 42
Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets				48	[1]			94	[2]			$ 20	13	[3]	$ 17
Impairment of Long-Lived Assets to be Disposed of	[3]												$ 12
Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Other [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets		$ 8						64	[4]
Impairment Of Certain Assets [Member] | Canadian Operations [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down	[9]			341
Impairment Of Certain Assets [Member] | Canadian Operations [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Other [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down	[9]			$ 406
Impairment Of Equity-Method Investments [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments																	$ 430		$ 1,359
Impairment Of Equity-Method Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments						$ 3		8
Impairment Of Equity-Method Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Williams Partners [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments		$ 318	[5]			$ 109	[6]	$ 890	[7]	$ 461	[8]

[1]	Relates to certain gathering assets within the Mid-Continent region. The estimated fair value was determined by a market approach based on our analysis of observable inputs in the principal market.
[2]	Relates to a gas processing plant, the completion of which is considered remote due to unfavorable impact of low natural gas prices on customer drilling activities. The assessed fair value primarily represents the estimated salvage value of certain equipment measured using a market approach based on our analysis of observable inputs in the principal market.
[3]	Relates to certain surplus equipment. The estimated fair value was determined by a market approach based on our analysis of observable inputs in the principal market.
[4]	Relates to an olefins pipeline project, the completion of which is considered remote due to lack of customer interest. The assessed fair value primarily represents the estimated fair value of unused pipeline measured using a market approach based on our analysis of observable inputs in the principal market.
[5]	Relates to equity-method investments in Ranch Westex and multiple Appalachia Midstream Investments. The historical carrying value of these investments was initially recorded based on estimated fair value during the third quarter of 2014 in conjunction with the acquisition of ACMP. We estimated the fair value of these Appalachia Midstream Investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes, rates, and related capital spending. The discount rate utilized for the Appalachia Midstream Investments evaluation was 10.2 percent and reflected our cost of capital as impacted by market conditions and risks associated with the underlying businesses. In addition to utilizing an income approach, we also considered a market approach for certain Appalachia Midstream Investments and Ranch Westex based on an agreement reached in February 2017 to exchange our interests in DBJV and Ranch Westex for additional interests in certain Appalachia Midstream Investments and cash.
[6]	Relates to equity-method investments in DBJV and Laurel Mountain. Our carrying values in these equity-method investments had been written down to fair value at December 31, 2015. Our first-quarter 2016 analysis reflected higher discount rates for both of these investments, along with lower natural gas prices for Laurel Mountain. We estimated the fair value of these investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes and related capital spending. Discount rates utilized ranged from 13.0 percent to 13.3 percent and reflected increases in our cost of capital, revised estimates of expected future cash flows, and risks associated with the underlying businesses.
[7]	Relates to equity-method investments in DBJV, certain of the Appalachia Midstream Investments, UEOM, and Laurel Mountain. We estimated the fair value of these investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes and related capital spending. Discount rates utilized ranged from 10.8 percent to 14.4 percent and reflected further fourth-quarter 2015 increases in our cost of capital, revised estimates of expected future cash flows, and risks associated with the underlying businesses.
[8]	Relates to equity-method investments in DBJV and certain of the Appalachia Midstream Investments. The historical carrying value of these investments was initially recorded based on estimated fair value during the third quarter of 2014 in conjunction with the acquisition of ACMP. We estimated the fair value of these investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes and related capital spending. Discount rates utilized were 11.8 percent and 8.8 percent for DBJV and certain of the Appalachia Midstream Investments, respectively, and reflected our cost of capital as impacted by market conditions, and risks associated with the underlying businesses.
[9]	Relates to our Canadian operations. We designated these operations as held for sale as of June 30, 2016. As a result, we measured the fair value of the disposal group, resulting in an impairment charge. The estimated fair value was determined by a market approach based primarily on inputs received in the marketing process and reflected our estimate of the potential assumed proceeds. We disposed of our Canadian operations through a sale during the third quarter of 2016. See Note 3 – Divestiture.
[10]	Reflects multiple individually insignificant impairments and write-downs of other certain assets that may no longer be in use or are surplus in nature for which the fair value was determined to be zero or an insignificant salvage value.